CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenue	$ 123,932	$ 84,998
Cost of revenue	109,978	77,907
GROSS PROFIT	13,954	7,091
Operating expenses:
Research and development	1,159	1,371
Selling, general, and administrative	11,260	10,257
Total operating expenses	12,419	11,628
OPERATING PROFIT (LOSS)	1,535	(4,537)
Other income (expense), net	(4,540)	295
LOSS BEFORE INCOME TAX EXPENSE	(3,005)	(4,242)
Income tax expense	(306)	(12)
NET LOSS	$ (3,311)	$ (4,254)
LOSS PER SHARE - BASIC AND DILUTED
Net loss	$ (0.30)	$ (0.53)
Weighted average number of shares outstanding	10,961,698	8,061,698
COMPREHENSIVE LOSS
Net loss	$ (3,311)	$ (4,254)
Translation adjustment	158	(159)
Comprehensive loss	$ (3,153)	$ (4,413)